Other comprehensive income - Schedule of breakdown of other comprehensive income (loss) relating to financial instruments at FVOCI, derivative financial instruments, and foreign currency translation (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Beginning balance	$ (11,548)	$ 208	$ (1,818)
Change in fair value of debt instruments at FVOCI, net of hedging	19,613	(12,252)	2,265
Change in fair value of equity instruments at FVOCI, net of hedging	0	0	546
Reclassification of gains (losses) on financial instruments included in profit or loss	60	48	(425)
Exchange difference in conversion of foreign currency operation		448	(360)
Other comprehensive income (loss) for the year	19,673	(11,756)	2,026
Ending balance	8,125	(11,548)	208
Financial instruments FVH
Statement [Line Items]
Beginning balance	(395)	141	(613)
Change in fair value of debt instruments at FVOCI, net of hedging	(467)	(560)	264
Change in fair value of equity instruments at FVOCI, net of hedging			546
Reclassification of gains (losses) on financial instruments included in profit or loss	0	24	(56)
Exchange difference in conversion of foreign currency operation		0	0
Other comprehensive income (loss) for the year	(467)	(536)	754
Ending balance	(862)	(395)	141
Financial Instruments CFH
Statement [Line Items]
Beginning balance	(11,153)	515	(1,117)
Change in fair value of debt instruments at FVOCI, net of hedging	20,080	(11,692)	2,001
Change in fair value of equity instruments at FVOCI, net of hedging			0
Reclassification of gains (losses) on financial instruments included in profit or loss	60	24	(369)
Exchange difference in conversion of foreign currency operation		0	0
Other comprehensive income (loss) for the year	20,140	(11,668)	1,632
Ending balance	8,987	(11,153)	515
Foreign currency translation adjustment
Statement [Line Items]
Beginning balance	0	(448)	(88)
Change in fair value of debt instruments at FVOCI, net of hedging	0	0	0
Change in fair value of equity instruments at FVOCI, net of hedging			0
Reclassification of gains (losses) on financial instruments included in profit or loss	0	0	0
Exchange difference in conversion of foreign currency operation		448	(360)
Other comprehensive income (loss) for the year	0	448	(360)
Ending balance	$ 0	$ 0	$ (448)